GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 34.1%
a
Fannie Mae REMICS, Series 2025-11, Class FB
(SOFR + 1.000%)
$ 423,665 5.340%
03/25/55
(a)
$ 422,865
FHLMC
1,845 7.500
12/01/29
1,936
763 5.000
10/01/33
767
1,033 5.000
07/01/35
1,041
1,605 5.000
12/01/35
1,626
307 5.000
03/01/38
311
811 5.000
06/01/41
823
3,961 4.500
08/01/48
3,842
4,890 4.500
11/01/48
4,748
500,582 3.000
09/01/49
442,772
364,572 4.000
03/01/50
344,428
727,254 4.500
03/01/50
706,365
255,639 3.000
10/01/50
224,758
853,683 2.500
02/01/51
713,511
1,742,273 2.000
05/01/51
1,391,545
798,903 2.500
05/01/51
671,865
803,698 2.500
05/01/51
679,016
1,816,918 2.500
08/01/51
1,535,897
744,298 2.500
09/01/51
626,273
756,461 4.500
04/01/52
726,223
511,168 4.500
06/01/52
493,242
328,256 6.000
12/01/52
338,388
925,482 6.500
06/01/54
969,140
FNMA
3,296 7.000
08/01/26
3,322
1,292 8.000
10/01/29
1,336
647 8.500
04/01/30
683
1,227 8.000
05/01/30
1,251
2,226 8.000
08/01/32
2,375
2,930 4.500
08/01/39
2,902
5,329 3.000
01/01/43
4,891
10,600 3.000
01/01/43
9,713
6,123 3.000
03/01/43
5,637
16,384 3.000
03/01/43
14,915
51,456 3.000
03/01/43
46,828
6,873 3.000
04/01/43
6,282
8,266 3.000
04/01/43
7,526
12,147 3.000
04/01/43
11,052
14,999 3.000
04/01/43
13,648
63,774 3.000
04/01/43
58,033
8,559 3.000
05/01/43
7,778
31,553 3.000
05/01/43
28,700
35,579 3.000
05/01/43
32,374
198,310 4.500
04/01/45
195,154
23,732 4.500
05/01/45
23,354
114,254 4.000
02/01/48
108,369
138,003 4.000
03/01/48
130,766
2,494 4.000
07/01/48
2,363
8,233 4.000
07/01/48
7,819
223,979 4.500
07/01/48
217,475
147,309 4.000
08/01/48
139,491
117,563 5.000
11/01/48
117,785
1,760,035 2.000
10/01/50
1,407,931
402,828 3.000
10/01/50
355,552
504,594 3.000
10/01/50
443,639
517,848 3.000
10/01/50
457,073
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 1,758,844 2.000%
11/01/50
$ 1,406,979
66,841 2.500
03/01/51
56,493
84,940 2.500
09/01/51
71,762
334,095 2.500
10/01/51
282,530
154,020 2.500
11/01/51
130,126
196,369 2.500
11/01/51
166,000
1,260,834 6.000
11/01/52
1,297,785
804,251 5.500
04/01/53
811,454
1,605,358 6.500
09/01/53
1,668,420
4,000,000 2.500 TBA-30yr
(b)
3,326,928
2,000,000 3.000 TBA-30yr
(b)
1,734,368
2,000,000 3.500 TBA-30yr
(b)
1,804,698
1,000,000 4.000 TBA-30yr
(b)
931,698
3,000,000 5.000 TBA-30yr
(b)
2,940,111
12,000,000 5.500 TBA-30yr
(b)
11,983,740
1,000,000 6.000 TBA-30yr
(b)
1,015,625
FNMA, Series 2012-111, Class B
4,074 7.000
10/25/42
4,371
FNMA, Series 2012-153, Class B
10,824 7.000
07/25/42
11,705
Freddie Mac REMICS, Series 5502, Class FG
(SOFR + 1.000%)
313,264 5.340
02/25/55
(a)
311,395
GNMA
349 7.000
11/15/25
349
70 7.000
04/15/26
70
227 7.000
04/15/26
227
361 7.000
03/15/27
362
134 7.000
11/15/27
134
794 7.000
11/15/27
809
1,696 7.000
02/15/28
1,710
43 7.000
05/15/28
44
807 7.000
06/15/28
818
431 7.000
07/15/28
437
787 7.000
07/15/28
796
34,912 6.000
08/20/34
36,513
33,149 5.000
06/15/40
33,612
138,014 4.000
08/20/43
133,055
52,634 4.000
10/20/45
50,247
795,407 4.000
07/20/48
754,362
25,874 5.000
08/20/48
25,851
85,679 4.500
09/20/48
83,578
91,129 5.000
10/20/48
91,047
247,452 5.000
11/20/48
247,228
31,533 5.000
12/20/48
31,494
200,069 4.500
01/20/49
194,850
27,227 4.500
03/20/49
26,516
560,045 3.000
08/20/49
500,012
177,632 4.500
10/20/49
173,333
363,673 3.000
03/20/50
323,809
173,011 4.500
03/20/50
168,389
728,496 3.000
11/20/51
646,830
867,275 3.000
11/20/51
763,264
833,641 4.500
09/20/52
804,598
834,650 4.500
10/20/52
805,311
2,000,000 3.500 TBA-30yr
(b)
1,824,980
3,000,000 2.000 TBA-30yr
(b)
2,454,906
2,000,000 2.500 TBA-30yr
(b)
1,706,264

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 2,000,000 5.500 % TBA-30yr
(b)
$ 2,003,840
1,000,000 6.000 TBA-30yr
(b)
1,014,922
GNMA, Series 2021-135, Class A
850,292 2.000
08/20/51
696,111
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $60,823,747)
59,724,265
a
Corporate Bonds – 23.9%
Aerospace/Defense – 1.0%
Boeing Co. (The)
50,000 3.450
11/01/28
(c)
47,740
2,000 2.950
02/01/30
(c)
1,820
176,000 5.150
05/01/30
(c)
177,051
187,000 6.528
05/01/34
(c)
200,257
25,000 3.250
02/01/35
(c)
20,544
325,000 5.705
05/01/40
(c)
315,903
100,000 5.805
05/01/50
(c)
95,138
174,000 6.858
05/01/54
(c)
189,111
Howmet Aerospace, Inc.
122,000 4.850
10/15/31
(c)
121,672
L3Harris Technologies, Inc.
50,000 5.600
07/31/53
(c)
48,945
Northrop Grumman Corp.
75,000 3.250
01/15/28
(c)
72,618
25,000 4.750
06/01/43
22,579
50,000 5.250
05/01/50
(c)
47,214
RTX Corp.
50,000 3.950
08/16/25
(c)
49,885
50,000 4.125
11/16/28
(c)
49,323
175,000 6.100
03/15/34
(c)
187,665
25,000 4.050
05/04/47
(c)
19,844
1,667,309
Agriculture – 0.2%
Archer-Daniels-Midland Co.
25,000 3.250
03/27/30
(c)
23,515
100,000 2.900
03/01/32
(c)
88,606
Bunge Ltd. Finance Corp.
139,000 4.200
09/17/29
(c)
136,707
139,000 4.650
09/17/34
(c)
134,340
383,168
Auto Manufacturers – 0.4%
Ford Motor Credit Co. LLC
215,000 5.850
05/17/27
(c)
216,164
General Motors Co.
25,000 4.000
04/01/25
25,000
General Motors Financial Co., Inc.
125,000 4.300
07/13/25
(c)
124,788
125,000 1.500
06/10/26
(c)
120,209
125,000 2.350
01/08/31
(c)
105,800
Hyundai Capital America
160,000 5.400
06/24/31
(c)(d)
160,979
752,940
Banks – 5.2%
Bank of America Corp.
(SOFR + 1.290%)
140,000 5.080
01/20/27
(a)(c)
140,481
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
(TSFR3M + 1.302%)
$ 85,000 3.419%
12/20/28
(a)(c)
$ 82,359
(SOFR + 1.630%)
370,000 5.202
04/25/29
(a)(c)
375,801
(SOFR + 2.150%)
175,000 2.592
04/29/31
(a)(c)
157,105
(SOFR + 1.220%)
110,000 2.299
07/21/32
(a)(c)
93,964
(SOFR + 1.830%)
390,000 4.571
04/27/33
(a)(c)
376,649
(SOFR + 1.310%)
75,000 5.511
01/24/36
(a)(c)
76,335
(US 5 Year CMT T-Note +
1.200%)
100,000 2.482
09/21/36
(a)(c)
83,264
Bank of America Corp., GMTN
(TSFR3M + 1.632%)
25,000 3.593
07/21/28
(a)(c)
24,462
Bank of America Corp., MTN
(TSFR3M + 1.837%)
75,000 3.824
01/20/28
(a)(c)
74,051
(SOFR + 1.050%)
400,000 2.551
02/04/28
(a)(c)
385,856
(SOFR + 2.040%)
305,000 4.948
07/22/28
(a)(c)
307,407
(TSFR3M + 1.572%)
50,000 4.271
07/23/29
(a)(c)
49,407
(SOFR + 1.530%)
50,000 1.898
07/23/31
(a)(c)
42,968
(SOFR + 1.330%)
75,000 2.972
02/04/33
(a)(c)
65,760
(SOFR + 2.160%)
73,000 5.015
07/22/33
(a)(c)
72,688
Bank of America Corp., Series N
(SOFR + 1.220%)
50,000 2.651
03/11/32
(a)(c)
44,019
Bank of New York Mellon Corp. (The)
(SOFR + 1.755%)
20,000 4.596
07/26/30
(a)(c)
19,994
Citigroup, Inc.
220,000 3.400
05/01/26
217,423
150,000 4.450
09/29/27
149,205
(SOFR + 1.422%)
75,000 2.976
11/05/30
(a)(c)
69,047
(SOFR + 1.351%)
200,000 3.057
01/25/33
(a)(c)
175,069
(SOFR + 2.086%)
165,000 4.910
05/24/33
(a)(c)
161,629
(SOFR + 1.830%)
210,000 6.020
01/24/36
(a)(c)
211,704
First Horizon Corp.
(SOFR + 1.766%)
160,000 5.514
03/07/31
(a)(c)
160,800
Huntington Bancshares, Inc.
50,000 4.000
05/15/25
(c)
49,909
(SOFRINDX + 1.870%)
415,000 5.709
02/02/35
(a)(c)
419,370

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co.
(TSFR3M + 1.507%)
$ 100,000 3.960%
01/29/27
(a)(c)
$ 99,496
15,000 3.625
12/01/27
(c)
14,722
(TSFR3M + 1.599%)
972,000 3.782
02/01/28
(a)(c)
958,723
(TSFR3M + 1.207%)
45,000 3.509
01/23/29
(a)(c)
43,718
(TSFR3M + 3.790%)
25,000 4.493
03/24/31
(a)(c)
24,678
(SOFR + 2.040%)
25,000 2.522
04/22/31
(a)(c)
22,422
(SOFR + 1.260%)
150,000 2.963
01/25/33
(a)(c)
132,447
(SOFR + 2.080%)
165,000 4.912
07/25/33
(a)(c)
163,660
(SOFR + 1.620%)
100,000 5.336
01/23/35
(a)(c)
100,872
(SOFR + 1.340%)
430,000 4.946
10/22/35
(a)(c)
420,894
M&T Bank Corp.
(SOFR + 2.800%)
265,000 7.413
10/30/29
(a)(c)
285,327
Morgan Stanley
25,000 3.625
01/20/27
24,723
20,000 3.950
04/23/27
19,774
(SOFR + 1.295%)
213,000 5.050
01/28/27
(a)(c)
213,732
(SOFR + 1.000%)
200,000 2.475
01/21/28
(a)(c)
192,873
(SOFR + 2.076%)
165,000 4.889
07/20/33
(a)(c)
162,672
(SOFR + 1.730%)
70,000 5.466
01/18/35
(a)(c)
70,846
(SOFR + 1.555%)
420,000 5.320
07/19/35
(a)(c)
419,335
(SOFR + 1.360%)
150,000 2.484
09/16/36
(a)(c)
124,230
Morgan Stanley, GMTN
(TSFR3M + 1.890%)
25,000 4.431
01/23/30
(a)(c)
24,678
(SOFR + 1.143%)
400,000 2.699
01/22/31
(a)(c)
362,647
Morgan Stanley, MTN
(SOFR + 1.590%)
305,000 5.164
04/20/29
(a)(c)
309,045
(SOFR + 3.120%)
50,000 3.622
04/01/31
(a)(c)
47,167
(SOFR + 1.034%)
75,000 1.794
02/13/32
(a)(c)
62,734
Truist Financial Corp., MTN
(SOFR + 2.050%)
50,000 6.047
06/08/27
(a)(c)
50,843
US Bancorp
(SOFR + 2.020%)
145,000 5.775
06/12/29
(a)(c)
149,524
Wells Fargo & Co.
175,000 3.000
10/23/26
171,115
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
Wells Fargo & Co., GMTN
$ 50,000 4.300%
07/22/27
$ 49,750
Wells Fargo & Co., MTN
(SOFR + 1.980%)
215,000 4.808
07/25/28
(a)(c)
215,688
(SOFR + 2.100%)
83,000 4.897
07/25/33
(a)(c)
81,810
(TSFR3M + 4.502%)
25,000 5.013
04/04/51
(a)(c)
22,493
9,129,364
Beverages – 0.6%
Coca-Cola Consolidated, Inc.
98,000 5.450
06/01/34
(c)
100,278
Constellation Brands, Inc.
50,000 4.400
11/15/25
(c)
49,886
50,000 3.600
02/15/28
(c)
48,594
25,000 3.150
08/01/29
(c)
23,325
100,000 2.250
08/01/31
(c)
84,790
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(c)
225,220
25,000 3.800
05/01/50
(c)
18,610
58,000 4.500
04/15/52
(c)
48,287
Pernod Ricard International Finance LLC
520,000 1.625
04/01/31
(c)(d)
430,759
1,029,749
Biotechnology – 0.5%
Amgen, Inc.
70,000 3.125
05/01/25
(c)
69,903
239,000 5.250
03/02/30
(c)
244,459
238,000 5.250
03/02/33
(c)
241,416
Royalty Pharma PLC
75,000 1.200
09/02/25
(c)
73,938
198,000 5.400
09/02/34
(c)
195,501
825,217
Building Materials – 0.4%
Carrier Global Corp.
150,000 2.493
02/15/27
(c)
144,876
75,000 2.722
02/15/30
(c)
68,564
200,000 2.700
02/15/31
(c)
178,468
166,000 5.900
03/15/34
(c)
174,578
Martin Marietta Materials, Inc.
175,000 3.200
07/15/51
(c)
114,492
Masco Corp.
50,000 1.500
02/15/28
(c)
45,873
726,851
Chemicals – 0.2%
DuPont de Nemours, Inc.
50,000 4.493
11/15/25
(c)
49,897
Ecolab, Inc.
4,000 2.750
08/18/55
(c)
2,396
Huntsman International LLC
25,000 4.500
05/01/29
(c)
23,954
International Flavors & Fragrances, Inc.
75,000 1.832
10/15/27
(c)(d)
69,840
150,000 2.300
11/01/30
(c)(d)
129,641
50,000 3.268
11/15/40
(c)(d)
36,366

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Chemicals – (continued)
Sherwin-Williams Co. (The)
$ 25,000 3.450%
06/01/27
(c)
$ 24,464
50,000 2.950
08/15/29
(c)
46,518
383,076
Commercial Services – 0.2%
PayPal Holdings, Inc.
75,000 2.650
10/01/26
(c)
73,277
25,000 2.850
10/01/29
(c)
23,306
Quanta Services, Inc.
182,000 5.250
08/09/34
(c)
179,572
S&P Global, Inc.
75,000 4.250
05/01/29
(c)
74,431
350,586
Computers – 0.2%
Dell International LLC / EMC Corp.
89,000 6.020
06/15/26
(c)
90,147
25,000 5.300
10/01/29
(c)
25,445
Hewlett Packard Enterprise Co.
45,000 4.900
10/15/25
(c)
44,988
151,000 5.000
10/15/34
(c)
147,028
307,608
Diversified Financial Services – 0.6%
Air Lease Corp.
75,000 3.375
07/01/25
(c)
74,728
Air Lease Corp., GMTN
75,000 3.750
06/01/26
(c)
74,186
Air Lease Corp., MTN
75,000 2.875
01/15/26
(c)
73,908
275,000 5.200
07/15/31
(c)
276,239
Aviation Capital Group LLC
50,000 1.950
01/30/26
(c)(d)
48,830
Capital One Financial Corp.
(SOFR + 1.990%)
415,000 5.884
07/26/35
(a)(c)
418,503
Intercontinental Exchange, Inc.
75,000 3.625
09/01/28
(c)
73,151
Mastercard, Inc.
25,000 3.300
03/26/27
(c)
24,595
Nuveen LLC
25,000 4.000
11/01/28
(c)(d)
24,558
1,088,698
Electric – 0.8%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(c)
44,378
Arizona Public Service Co.
45,000 2.950
09/15/27
(c)
43,299
Avangrid, Inc.
25,000 3.200
04/15/25
(c)
24,980
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(c)
24,209
50,000 3.700
07/15/30
(c)
47,980
Dominion Energy, Inc., Series C
25,000 3.375
04/01/30
(c)
23,351
Entergy Corp.
45,000 2.950
09/01/26
(c)
43,986
Exelon Corp.
50,000 4.050
04/15/30
(c)
48,474
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Electric – (continued)
Exelon Corp. – (continued)
$ 25,000 4.700%
04/15/50
(c)
$ 21,026
FirstEnergy Corp.
100,000 2.650
03/01/30
(c)
90,065
FirstEnergy Corp., Series B
50,000 2.250
09/01/30
(c)
43,559
Florida Power & Light Co.
68,000 4.125
02/01/42
(c)
57,536
MidAmerican Energy Co.
25,000 3.650
04/15/29
(c)
24,245
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(c)
64,585
Ohio Power Co., Series P
25,000 2.600
04/01/30
(c)
22,596
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(c)
23,442
50,000 2.500
02/01/31
(c)
42,992
25,000 3.300
08/01/40
(c)
18,340
25,000 3.500
08/01/50
(c)
16,593
PacifiCorp
115,000 5.800
01/15/55
(c)
112,131
Progress Energy, Inc.
95,000 7.000
10/30/31
105,677
Southern California Edison Co., Series A
50,000 4.200
03/01/29
(c)
48,600
Southern Co. (The)
60,000 3.250
07/01/26
(c)
59,066
Virginia Electric and Power Co.
75,000 2.450
12/15/50
(c)
42,351
Xcel Energy, Inc.
250,000 3.350
12/01/26
(c)
244,990
1,338,451
Electronics – 0.1%
Allegion  U.S. Holding Co., Inc.
110,000 5.600
05/29/34
(c)
111,172
Entertainment – 0.1%
Warnermedia Holdings, Inc.
200,000 4.054
03/15/29
(c)
188,391
27,000 4.279
03/15/32
(c)
23,792
212,183
Environmental Control – 0.4%
Republic Services, Inc.
100,000 1.750
02/15/32
(c)
82,326
Veralto Corp.
345,000 5.450
09/18/33
(c)
351,682
Waste Management, Inc.
75,000 3.150
11/15/27
(c)
72,947
50,000 1.150
03/15/28
(c)
45,703
104,000 4.950
07/03/31
(c)
105,870
658,528
Food – 1.5%
General Mills, Inc.
75,000 4.200
04/17/28
(c)
74,262
J M Smucker Co. (The)
179,000 5.900
11/15/28
(c)
187,220
198,000 6.200
11/15/33
(c)
210,794
Kraft Heinz Foods Co.
95,000 3.750
04/01/30
(c)
90,924

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Food – (continued)
Kroger Co. (The)
$ 216,000 5.000%
09/15/34
(c)
$ 211,189
Mars, Inc.
25,000 2.700
04/01/25
(c)(d)
25,000
425,000 4.800
03/01/30
(c)(d)
427,596
25,000 3.200
04/01/30
(c)(d)
23,471
375,000 5.000
03/01/32
(c)(d)
376,690
650,000 5.200
03/01/35
(c)(d)
653,279
Sysco Corp.
25,000 6.600
04/01/50
(c)
27,137
The Campbell's Company
279,000 5.400
03/21/34
(c)
281,197
2,588,759
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 1.300
06/15/25
(c)(d)
24,799
25,000 2.000
06/15/30
(c)(d)
21,797
NiSource, Inc.
95,000 3.490
05/15/27
(c)
93,063
25,000 3.600
05/01/30
(c)
23,676
163,335
Hand/Machine Tools – 0.3%
Regal Rexnord Corp.
453,000 6.300
02/15/30
(c)
470,945
Stanley Black & Decker, Inc.
24,000 4.250
11/15/28
(c)
23,768
494,713
Healthcare-Products – 0.6%
Alcon Finance Corp.
413,000 3.000
09/23/29
(c)(d)
384,202
DH Europe Finance II Sarl
25,000 2.600
11/15/29
(c)
23,037
GE Healthcare Technologies, Inc.
100,000 6.377
11/22/52
(c)
108,389
Solventum Corp.
290,000 5.400
03/01/29
(c)
295,817
140,000 5.600
03/23/34
(c)
142,026
STERIS Irish FinCo UnLtd Co.
75,000 2.700
03/15/31
(c)
66,412
Stryker Corp.
100,000 1.950
06/15/30
(c)
87,623
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(c)
22,893
1,130,399
Healthcare-Services – 1.2%
Adventist Health System
30,000 2.952
03/01/29
(c)
27,696
95,000 5.757
12/01/34
(c)
95,204
Banner Health
120,000 2.338
01/01/30
(c)
108,670
Baylor Scott & White Holdings, Series 2021
40,000 1.777
11/15/30
(c)
34,402
Centene Corp.
96,000 4.250
12/15/27
(c)
93,736
68,000 2.625
08/01/31
(c)
57,222
Cigna Group (The)
34,000 2.400
03/15/30
(c)
30,531
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Healthcare-Services – (continued)
Cigna Group (The) – (continued)
$ 250,000 2.375%
03/15/31
(c)
$ 218,133
260,000 5.125
05/15/31
(c)
263,588
125,000 4.800
08/15/38
(c)
116,694
75,000 4.900
12/15/48
(c)
65,424
CommonSpirit Health
225,000 6.461
11/01/52
(c)
239,441
HCA, Inc.
80,000 3.500
09/01/30
(c)
74,230
345,000 5.450
04/01/31
(c)
350,322
Humana, Inc.
55,000 5.950
03/15/34
(c)
56,256
18,000 5.500
03/15/53
(c)
16,128
Laboratory Corp. of America Holdings
86,000 4.800
10/01/34
(c)
82,795
Rush Obligated Group, Series 2020
60,000 3.922
11/15/29
(c)
58,015
Sutter Health, Series 20A
40,000 2.294
08/15/30
(c)
35,496
UnitedHealth Group, Inc.
100,000 5.875
02/15/53
(c)
101,216
2,125,199
Insurance – 0.2%
American International Group, Inc.
25,000 3.400
06/30/30
(c)
23,381
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
33,363
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(c)
66,997
Marsh & McLennan Cos., Inc.
50,000 4.375
03/15/29
(c)
49,830
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(c)
48,845
75,000 2.125
06/15/30
(c)
65,751
Willis North America, Inc.
25,000 2.950
09/15/29
(c)
23,058
311,225
Internet – 0.6%
Amazon.com, Inc.
147,000 5.200
12/03/25
(c)
147,549
45,000 4.800
12/05/34
(c)
45,437
50,000 3.100
05/12/51
(c)
33,972
Expedia Group, Inc.
14,000 4.625
08/01/27
(c)
13,990
35,000 3.800
02/15/28
(c)
34,145
85,000 3.250
02/15/30
(c)
79,268
14,000 2.950
03/15/31
(c)
12,538
Meta Platforms, Inc.
250,000 3.500
08/15/27
(c)
246,400
Netflix, Inc.
210,000 5.875
11/15/28
219,638
Uber Technologies, Inc.
175,000 4.500
08/15/29
(c)(d)
171,979
134,000 4.800
09/15/34
(c)
130,468
1,135,384
Investment Companies – 0.1%
Blackstone Private Credit Fund
75,000 6.000
01/29/32
(c)
74,260

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Investment Companies – (continued)
Blackstone Secured Lending Fund
$ 125,000 5.875%
11/15/27
(c)
$ 127,067
201,327
Iron/Steel – 0.0%
Steel Dynamics, Inc.
20,000 2.400
06/15/25
(c)
19,892
50,000 1.650
10/15/27
(c)
46,483
66,375
Lodging – 0.6%
Choice Hotels International, Inc.
114,000 5.850
08/01/34
(c)
114,088
Hyatt Hotels Corp.
365,000 5.500
06/30/34
(c)
358,511
Marriott International, Inc.
125,000 5.000
10/15/27
(c)
126,584
91,000 4.875
05/15/29
(c)
91,426
Marriott International, Inc., Series HH
325,000 2.850
04/15/31
(c)
288,971
979,580
Machinery-Diversified – 0.3%
AGCO Corp.
112,000 5.800
03/21/34
(c)
113,425
IDEX Corp.
105,000 2.625
06/15/31
(c)
91,531
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(c)
92,955
Otis Worldwide Corp.
25,000 2.293
04/05/27
(c)
23,951
150,000 2.565
02/15/30
(c)
135,864
457,726
Media – 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital
74,000 4.908
07/23/25
(c)
73,974
Comcast Corp.
25,000 3.300
02/01/27
(c)
24,564
75,000 3.300
04/01/27
(c)
73,555
243,000 5.300
06/01/34
(c)
246,860
25,000 3.750
04/01/40
(c)
20,504
Fox Corp.
25,000 4.709
01/25/29
(c)
24,911
464,368
Mining – 0.0%
Newmont Corp.
75,000 2.250
10/01/30
(c)
66,338
Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
77,543
Phillips 66
25,000 1.300
02/15/26
(c)
24,296
101,839
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Packaging & Containers – 0.0%
Berry Global, Inc.
$ 50,000 1.570%
01/15/26
(c)
$ 48,748
Pharmaceuticals – 0.9%
AbbVie, Inc.
95,000 4.950
03/15/31
(c)
96,499
107,000 4.050
11/21/39
(c)
93,873
41,000 4.250
11/21/49
(c)
33,990
Becton Dickinson and Co.
100,000 2.823
05/20/30
(c)
91,227
Bristol-Myers Squibb Co.
75,000 2.950
03/15/32
(c)
66,901
25,000 4.250
10/26/49
(c)
20,407
105,000 6.250
11/15/53
(c)
113,058
Cardinal Health, Inc.
265,000 5.350
11/15/34
(c)
265,814
Cencora, Inc.
75,000 3.450
12/15/27
(c)
73,004
CVS Health Corp.
350,000 2.125
09/15/31
(c)
291,808
162,000 4.780
03/25/38
(c)
145,675
Pfizer, Inc.
75,000 3.450
03/15/29
(c)
72,574
Zoetis, Inc.
45,000 3.000
09/12/27
(c)
43,496
150,000 2.000
05/15/30
(c)
131,842
1,540,168
Pipelines – 0.8%
Cheniere Energy Partners LP
75,000 5.950
06/30/33
(c)
77,055
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(c)(d)
247,877
Energy Transfer LP
50,000 2.900
05/15/25
(c)
49,873
25,000 5.250
04/15/29
(c)
25,306
275,000 5.750
02/15/33
(c)
281,375
5,000 6.000
06/15/48
(c)
4,826
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(c)
272,897
MPLX LP
75,000 2.650
08/15/30
(c)
66,811
35,000 4.500
04/15/38
(c)
30,723
25,000 5.500
02/15/49
(c)
22,751
Plains All American Pipeline LP / PAA Finance Corp.
25,000 3.800
09/15/30
(c)
23,517
Sabine Pass Liquefaction LLC
75,000 5.000
03/15/27
(c)
75,359
Targa Resources Corp.
55,000 4.200
02/01/33
(c)
50,748
Western Midstream Operating LP
25,000 5.450
04/01/44
(c)
22,273
20,000 5.300
03/01/48
(c)
17,110
Williams Cos., Inc. (The)
35,000 4.000
09/15/25
(c)
34,942
125,000 5.650
03/15/33
(c)
128,072
1,431,515

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Real Estate – 0.0%
CoStar Group, Inc.
$ 100,000 2.800%
07/15/30
(c)(d)
$ 89,291
REITS – 0.8%
Agree LP
170,000 4.800
10/01/32
(c)
165,530
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(c)
22,769
American Homes 4 Rent LP
50,000 4.900
02/15/29
(c)
50,138
30,000 2.375
07/15/31
(c)
25,743
American Tower Corp.
75,000 2.100
06/15/30
(c)
65,571
Crown Castle, Inc.
60,000 3.650
09/01/27
(c)
58,459
CubeSmart LP
45,000 4.000
11/15/25
(c)
44,757
20,000 2.500
02/15/32
(c)
16,875
Essex Portfolio LP
50,000 3.000
01/15/30
(c)
46,032
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(c)
20,933
Host Hotels & Resorts LP, Series J
42,000 2.900
12/15/31
(c)
36,387
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(c)
68,742
195,000 2.000
08/15/31
(c)
163,112
Kilroy Realty LP
20,000 4.750
12/15/28
(c)
19,678
Mid-America Apartments L.P.
50,000 1.700
02/15/31
(c)
42,126
National Retail Properties, Inc.
45,000 4.000
11/15/25
(c)
44,768
Prologis L.P.
25,000 1.750
07/01/30
(c)
21,472
125,000 4.625
01/15/33
(c)
122,462
Realty Income Corp.
25,000 3.950
08/15/27
(c)
24,702
75,000 3.400
01/15/30
(c)
70,672
Regency Centers LP
100,000 2.950
09/15/29
(c)
93,101
UDR, Inc., MTN
25,000 2.100
08/01/32
(c)
20,315
100,000 1.900
03/15/33
(c)
78,229
WP Carey, Inc.
25,000 3.850
07/15/29
(c)
24,035
25,000 2.400
02/01/31
(c)
21,678
1,368,286
Retail – 0.5%
7-Eleven, Inc.
100,000 1.300
02/10/28
(c)(d)
90,927
AutoNation, Inc.
83,000 4.500
10/01/25
(c)
82,812
25,000 1.950
08/01/28
(c)
22,738
Dollar General Corp.
170,000 3.875
04/15/27
(c)
167,702
Dollar Tree, Inc.
50,000 4.000
05/15/25
(c)
49,904
50,000 4.200
05/15/28
(c)
49,077
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Retail – (continued)
Home Depot, Inc. (The)
$ 25,000 3.900%
12/06/28
(c)
$ 24,645
150,000 3.250
04/15/32
(c)
136,793
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(c)
24,311
75,000 1.700
09/15/28
(c)
68,283
25,000 3.000
10/15/50
(c)
15,629
50,000 4.250
04/01/52
(c)
39,083
McDonald's Corp., MTN
25,000 4.200
04/01/50
(c)
20,088
Starbucks Corp.
100,000 4.000
11/15/28
(c)
98,417
Tractor Supply Co.
50,000 1.750
11/01/30
(c)
42,472
932,881
Semiconductors – 0.4%
Applied Materials, Inc.
25,000 1.750
06/01/30
(c)
21,847
Broadcom, Inc.
74,000 4.150
04/15/32
(c)(d)
70,181
100,000 3.419
04/15/33
(c)(d)
89,064
50,000 3.469
04/15/34
(c)(d)
44,014
162,000 3.137
11/15/35
(c)(d)
134,311
100,000 3.500
02/15/41
(c)(d)
78,332
Intel Corp.
175,000 5.200
02/10/33
(c)
172,679
65,000 5.150
02/21/34
(c)
63,798
75,000 3.050
08/12/51
(c)
44,090
718,316
Software – 1.9%
Adobe, Inc.
50,000 2.150
02/01/27
(c)
48,220
AppLovin Corp.
422,000 5.500
12/01/34
(c)
421,745
Cadence Design Systems, Inc.
147,000 4.700
09/10/34
(c)
143,436
Fiserv, Inc.
25,000 4.200
10/01/28
(c)
24,645
Intuit, Inc.
25,000 1.350
07/15/27
(c)
23,470
MSCI, Inc.
180,000 4.000
11/15/29
(c)(d)
171,954
Oracle Corp.
150,000 4.500
05/06/28
(c)
149,977
34,000 2.950
04/01/30
(c)
31,228
175,000 4.650
05/06/30
(c)
174,608
275,000 2.875
03/25/31
(c)
246,268
256,000 5.250
02/03/32
(c)
259,286
250,000 6.250
11/09/32
(c)
266,281
157,000 4.900
02/06/33
(c)
154,355
125,000 6.900
11/09/52
(c)
137,731
50,000 3.850
04/01/60
(c)
34,182
Roper Technologies, Inc.
50,000 4.200
09/15/28
(c)
49,393
ServiceNow, Inc.
396,000 1.400
09/01/30
(c)
334,170
Synopsys, Inc.
160,000 5.000
04/01/32
(c)
160,441

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Software – (continued)
Synopsys, Inc. – (continued)
$ 126,000 5.150%
04/01/35
(c)
$ 126,640
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(c)
83,590
VMware, Inc.
25,000 1.800
08/15/28
(c)
22,789
100,000 2.200
08/15/31
(c)
84,969
Workday, Inc.
75,000 3.500
04/01/27
(c)
73,530
25,000 3.800
04/01/32
(c)
23,133
3,246,041
Telecommunications – 1.5%
AT&T, Inc.
288,000 2.300
06/01/27
(c)
275,226
150,000 4.350
03/01/29
(c)
148,534
50,000 2.750
06/01/31
(c)
44,442
335,000 2.550
12/01/33
(c)
274,754
25,000 4.900
08/15/37
(c)
23,802
60,000 4.850
03/01/39
(c)
56,253
75,000 3.500
06/01/41
(c)
57,806
25,000 4.350
06/15/45
(c)
20,734
25,000 5.150
11/15/46
(c)
22,932
25,000 4.500
03/09/48
(c)
20,730
25,000 3.650
06/01/51
(c)
17,695
T-Mobile USA, Inc.
75,000 1.500
02/15/26
(c)
72,958
391,000 3.750
04/15/27
(c)
385,327
25,000 4.750
02/01/28
(c)
25,012
175,000 2.050
02/15/28
(c)
163,458
83,000 3.875
04/15/30
(c)
79,542
75,000 2.875
02/15/31
(c)
67,164
75,000 3.500
04/15/31
(c)
69,482
500,000 5.200
01/15/33
(c)
503,706
25,000 3.000
02/15/41
(c)
18,130
Verizon Communications, Inc.
108,000 4.329
09/21/28
107,460
200,000 2.550
03/21/31
(c)
176,228
2,631,375
Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(c)
20,116
CSX Corp.
175,000 3.800
03/01/28
(c)
172,323
FedEx Corp.
45,000 3.400
02/15/28
(c)(d)
43,275
75,000 5.250
05/15/50
(c)(d)
66,300
Union Pacific Corp.
125,000 2.800
02/14/32
(c)
111,051
413,065
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000 5.250
07/01/29
(c)(d)
121,458
TOTAL CORPORATE BONDS
(Cost $43,019,640)
41,792,611
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – 8.7%
Collateralized Debt Obligations – 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-
FL1, Class A (SOFR + 1.450%)
$ 161,081 5.799%
01/15/37
(a)(d)
$ 160,981
Collateralized Loan Obligations – 4.4%
Apidos CLO XV, Series 2013-15A, Class A1RR (TSFR3M +
1.272%)
138,760 5.565
04/20/31
(a)(d)
138,815
Ares European CLO XXI DAC, Series 21A, Class B (3 mo.
Euribor + 1.700%)
250,000 0.010
04/15/38
(a)(d)
270,323
Carlyle US CLO Ltd., Series 2024-2A, Class B (TSFR3M +
2.050%)
400,000 6.350
04/25/37
(a)(d)
400,284
Cathedral Lake VIII Ltd., Series 2021-8A, Class C (TSFR3M +
2.882%)
200,000 7.175
01/20/35
(a)(d)
200,141
CBAM Ltd., Series 2018-5A, Class A (TSFR3M + 1.282%)
222,887 5.584
04/17/31
(a)(d)
222,910
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR (TSFR3M
+ 1.420%)
270,000 5.713
07/20/37
(a)(d)
270,153
CFIP CLO Ltd., Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000 5.775
01/20/35
(a)(d)
699,977
CFIP CLO Ltd., Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000 6.955
01/20/35
(a)(d)
300,058
CIFC Funding Ltd., Series 2018-1A, Class A1R (TSFR3M +
1.320%)
350,000 5.669
01/18/38
(a)(d)
349,300
Crown City CLO I, Series 2020-1A, Class A1AR (TSFR3M +
1.452%)
250,000 5.745
07/20/34
(a)(d)
249,991
Diameter Capital Clo 1 Ltd., Series 2021-1A, Class A1R
(TSFR3M + 1.390%)
425,000 5.692
10/15/37
(a)(d)
424,111
Fidelity Grand Harbour CLO DAC, Series 2023-1A, Class B1R (3
mo. Euribor + 1.750%)
350,000 4.306
02/15/38
(a)(d)
375,070
Goldentree Loan Management  U.S. CLO 6 Ltd., Series 2019-6A,
Class AR2 (TSFR3M + 0.970%)
300,000 5.281
04/20/35
(a)(d)
298,447
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R (TSFR3M
+ 1.370%)
300,000 5.672
07/15/35
(a)(d)
299,992
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1 (SOFR +
1.600%)
82,145 5.944
05/25/54
(a)(d)
82,671
Mountain View CLO XV Ltd., Series 2019-2A, Class A1R
(TSFR3M + 1.670%)
275,000 5.972
07/15/37
(a)(d)
275,711
OCP CLO Ltd., Series 2019-16A, Class AR (TSFR3M + 1.262%)
222,903 5.551
04/10/33
(a)(d)
222,731
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1BR
(TSFR3M + 1.400%)
325,000 5.702
04/15/31
(a)(d)
325,009
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR (TSFR3M +
1.220%)
350,000 5.538
04/20/38
(a)(d)
348,907

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Pikes Peak CLO 5, Series 2020-5A, Class A1R (TSFR3M +
1.400%)
$ 450,000 5.693%
10/20/37
(a)(d)
$ 450,375
Regatta 30 Funding Ltd., Series 2024-4A, Class A1 (TSFR3M +
1.320%)
400,000 5.633
01/25/38
(a)(d)
399,182
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B (3
mo. Euribor + 1.600%)
250,000 0.010
04/20/39
(a)(d)
267,463
Southwick Park CLO LLC, Series 2019-4A, Class A1R (TSFR3M
+ 1.322%)
241,893 5.615
07/20/32
(a)(d)
241,919
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1 (TSFR3M +
1.350%)
575,000 5.729
01/22/38
(a)(d)
574,936
7,688,476
Diversified Financial Services – 4.2%
American Express Credit Account Master Trust, Series 2022-2,
Class A
425,000 3.390
05/15/27
424,341
Bank of America Auto Trust, Series 2023-2A, Class A2
51,712 5.850
08/17/26
(d)
51,785
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
600,000 4.720
02/15/29
601,244
Barclays Dryrock Issuance Trust, Series 2023-2, Class A (SOFR
+ 0.900%)
300,000 5.249
08/15/28
(a)
300,806
Benefit Street Partners CLO Xxx Ltd., Series 2023-30A, Class A
(TSFR3M + 2.100%)
350,000 6.400
04/25/36
(a)(d)
350,000
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
200,000 3.490
05/15/27
199,731
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
300,000 4.950
10/15/27
300,577
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
275,000 5.230
12/08/27
276,151
Citizens Auto Receivables Trust, Series 2024-1, Class A2A
173,350 5.430
10/15/26
(d)
173,675
Discover Card Execution Note Trust, Series 2023-A1, Class A
300,000 4.310
03/15/28
299,768
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
225,000 4.700
09/15/27
225,132
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
150,000 4.670
08/15/28
150,375
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
222,604 5.240
07/15/26
222,787
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
120,775 5.680
09/15/26
121,015
Ford Credit Auto Owner Trust, Series 2024-1, Class A
350,000 4.870
08/15/36
(d)(e)
353,283
GM Financial Consumer Automobile Receivables Trust, Series
2023-4, Class A2A
76,500 5.890
11/16/26
76,654
GM Financial Consumer Automobile Receivables Trust, Series
2024-1, Class A2A
173,267 5.120
02/16/27
173,482
HalseyPoint CLO Ltd., Series 2023-7A, Class A (TSFR3M +
2.250%)
600,000 6.543
07/20/36
(a)(d)
600,296
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Diversified Financial Services – (continued)
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
$ 525,000 5.670%
06/21/28
$ 531,524
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class
A2A
286,237 5.150
06/15/26
(d)
286,615
Nissan Auto Lease Trust, Series 2024-A, Class A2A
466,718 5.110
10/15/26
467,819
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
40,504 6.080
05/17/27
40,541
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
29,974 5.710
02/16/27
29,991
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
250,000 4.760
08/16/27
250,033
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
375,000 4.740
01/16/29
376,282
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
550,000 4.710
02/15/28
551,009
7,434,916
TOTAL ASSET- BACKED SECURITIES
(Cost $15,224,421)
15,284,373
a
Commercial Mortgage-Backed Securities – 6.3%
a
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
150,000 2.778
11/15/54
(a)
126,535
BANK, Series 2019-BN21, Class A5
150,000 2.851
10/17/52
137,268
BANK, Series 2021-BN31, Class AS
275,000 2.211
02/15/54
(a)
226,009
BANK, Series 2021-BN32, Class A5
150,000 2.643
04/15/54
(a)
132,403
BANK, Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
191,533
BANK, Series 2023-BNK46, Class A4
200,000 5.745
08/15/56
208,899
BANK, Series 2024-BNK47, Class A5
300,000 5.716
06/15/57
311,865
BANK5, Series 2024-5YR11, Class A3
250,000 5.893
11/15/57
258,950
BANK5, Series 2024-5YR11, Class AS
150,000 6.139
11/15/57
155,448
BANK5, Series 2024-5YR7, Class A3
475,000 5.769
06/15/57
489,136
BANK5, Series 2024-5YR8, Class A3
150,000 5.884
08/15/57
155,204
BANK5, Series 2024-5YR9, Class AS
200,000 6.182
08/15/57
(a)
205,498
BBCMS Mortgage Trust, Series 2024-5C25, Class AS
210,000 6.358
03/15/57
(a)
217,645
Benchmark Mortgage Trust, Series 2024-V8, Class A3
200,000 6.189
07/15/57
(a)
208,754
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
237,207 5.661
03/15/41
(a)(d)
236,614
BMO Mortgage Trust, Series 2023-C7, Class A5
200,000 6.160
12/15/56
215,486
BMO Mortgage Trust, Series 2024-5C6, Class A3
150,000 5.316
09/15/57
152,101

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
BMO Mortgage Trust, Series 2024-5C6, Class AS
$ 250,000 5.755%
09/15/57
(a)
$ 250,016
BMO Mortgage Trust, Series 2024-C9, Class A5
600,000 5.759
07/15/57
623,692
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
200,000 6.010
08/15/39
(a)(d)
200,000
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
218,702 5.761
02/15/39
(a)(d)
218,791
BX Trust, Series 2022-PSB, Class A
47,707 6.770
08/15/39
(a)(d)
47,672
BX Trust, Series 2024-BIO, Class A
350,000 5.961
02/15/41
(a)(d)
349,563
BX Trust, Series 2024-PAT, Class A
150,000 6.409
03/15/41
(a)(d)
149,625
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
199,989 5.339
10/15/38
(a)(d)
198,891
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K-152, Class A2
200,000 3.780
11/25/32
(a)
190,394
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K-161, Class A2
300,000 4.900
10/25/33
(a)
306,503
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K510, Class A2
100,000 5.069
10/25/28
(a)
101,978
Freddie Mac Multifamily Structured Pass Through Certificates,
Series KF153, Class AS
168,615 5.033
02/25/33
(a)
168,936
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
200,000 3.430
08/10/50
191,236
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
225,000 5.462
02/05/45
(a)(d)
227,151
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
465,000 5.467
01/13/40
(a)(d)
472,159
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B
100,000 5.758
01/13/40
(a)(d)
101,221
IRV Trust, Series 2025-200P, Class A
600,000 5.295
03/14/47
(a)(d)
596,641
IRV Trust, Series 2025-200P, Class B
400,000 5.440
03/14/47
(a)(d)
386,205
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class A
250,000 3.024
01/05/39
(d)
232,023
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2024-OMNI, Class A
150,000 5.797
10/05/39
(a)(d)
152,146
KIND Commercial Mortgage Trust, Series 2024-1, Class A
350,000 6.209
08/15/41
(a)(d)
349,126
LEX Mortgage Trust, Series 2024-BBG, Class A
300,000 4.874
10/13/33
(a)(d)
296,905
MSWF Commercial Mortgage Trust, Series 2023-2, Class A2
325,000 6.890
12/15/56
341,483
NY Commercial Mortgage Trust, Series 2025-299P, Class A
400,000 5.286
02/10/47
(a)(d)
407,967
ROCK Trust, Series 2024-CNTR, Class A
400,000 5.388
11/13/41
(d)
402,428
ROCK Trust, Series 2024-CNTR, Class B
100,000 5.930
11/13/41
(d)
101,598
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class
A12
$ 300,000 6.010%
08/15/41
(a)(d)
$ 301,113
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class
B12
100,000 6.609
08/15/41
(a)(d)
100,146
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,177,665)
11,094,957
a
Foreign Bonds – 5.4%
Agriculture – 0.3%
BAT Capital Corp. (United Kingdom)
100,000 2.259
03/25/28
(c)
93,445
400,000 6.000
02/20/34
(c)
415,912
17,000 4.540
08/15/47
(c)
13,587
522,944
Banks – 2.4%
Banco Santander SA (Spain)
400,000 6.921
08/08/33
424,279
Barclays PLC (United Kingdom)
(SOFR + 2.714%)
200,000 2.852
05/07/26
(a)(c)
199,587
(SOFR + 1.590%)
340,000 5.785
02/25/36
(a)(c)
341,595
BNP Paribas SA (France)
(SOFR + 1.004%)
200,000 1.323
01/13/27
(a)(c)(d)
194,730
(SOFR + 1.620%)
290,000 5.786
01/13/33
(a)(c)(d)
296,478
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.105%)
285,000 5.245
01/13/31
(a)(c)
288,617
Credit Suisse AG (Switzerland)
250,000 1.250
08/07/26
239,691
HSBC Holdings PLC (United Kingdom)
(SOFR + 1.538%)
200,000 1.645
04/18/26
(a)(c)
199,713
ING Groep NV (Netherlands)
(US 1 Year CMT T-Note +
1.100%)
200,000 1.400
07/01/26
(a)(c)(d)
198,292
Kreditanstalt fuer Wiederaufbau (Germany)
780,000 5.125
09/29/25
782,950
Macquarie Group Ltd. (Australia)
(SOFR + 1.069%)
50,000 1.340
01/12/27
(a)(c)(d)
48,740
Toronto-Dominion Bank (The) (Canada)
175,000 4.456
06/08/32
168,870
UBS Group AG (Switzerland)
250,000 4.550
04/17/26
250,174
(US 1 Year CMT T-Note +
1.100%)
200,000 2.746
02/11/33
(a)(c)(d)
171,032
(SOFR + 5.020%)
250,000 9.016
11/15/33
(a)(c)(d)
305,355

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia)
(US 5 Year CMT T-Note +
2.000%)
$ 25,000 4.110%
07/24/34
(a)(c)
$ 23,874
Westpac Banking Corp., GMTN (Australia)
(USISOA05 + 2.236%)
25,000 4.322
11/23/31
(a)(c)
24,788
4,158,765
Beverages – 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. (Belgium)
135,000 4.700
02/01/36
(c)
130,188
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
25,000 8.200
01/15/39
31,854
40,000 5.450
01/23/39
(c)
40,598
Bacardi-Martini BV (Bermuda)
450,000 5.550
02/01/30
(c)(d)
458,363
JDE Peet's NV (Netherlands)
150,000 1.375
01/15/27
(c)(d)
140,960
801,963
Biotechnology – 0.0%
CSL Finance PLC (Australia)
25,000 3.850
04/27/27
(c)(d)
24,658
Commercial Services – 0.2%
Ashtead Capital, Inc. (United Kingdom)
209,000 5.800
04/15/34
(c)(d)
210,409
DP World Crescent Ltd., EMTN (United Arab Emirates)
200,000 3.875
07/18/29
192,080
402,489
Diversified Financial Services – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
(Ireland)
250,000 2.450
10/29/26
(c)
241,612
225,000 3.000
10/29/28
(c)
211,329
320,000 5.375
12/15/31
(c)
322,439
Avolon Holdings Funding Ltd. (Ireland)
25,000 4.250
04/15/26
(c)(d)
24,850
90,000 6.375
05/04/28
(c)(d)
93,090
60,000 5.150
01/15/30
(c)(d)
59,462
Macquarie Airfinance Holdings Ltd. (United Kingdom)
30,000 6.400
03/26/29
(c)(d)
31,038
983,820
Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) (United Kingdom)
200,000 2.200
05/13/26
(c)(d)
194,168
Mining – 0.1%
Glencore Funding LLC (Australia)
150,000 2.625
09/23/31
(c)(d)
129,312
Oil & Gas – 0.5%
Petronas Capital Ltd. (Malaysia)
200,000 4.950
01/03/31
(c)(d)(f)
200,747
200,000 5.340
04/03/35
(c)(d)(f)
201,363
Saudi Arabian Oil Co. (Saudi Arabia)
220,000 3.500
04/16/29
210,130
200,000 5.750
07/17/54
(c)(d)
189,018
801,258
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Pipelines – 0.2%
Enbridge, Inc. (Canada)
$ 111,000 5.700%
03/08/33
(c)
$ 113,924
125,000 2.500
08/01/33
(c)
102,161
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
179,948 2.940
09/30/40
147,068
363,153
Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000 3.400
05/01/30
(c)
23,306
125,000 2.500
05/11/31
(c)
108,275
125,000 2.650
02/15/32
(c)
107,007
238,588
Software – 0.0%
Constellation Software, Inc. (Canada)
97,000 5.461
02/16/34
(c)(d)
98,761
Telecommunications – 0.4%
British Telecommunications PLC (United Kingdom)
230,000 9.625
12/15/30
280,726
Rogers Communications, Inc. (Canada)
505,000 3.200
03/15/27
(c)
491,481
772,207
Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000 2.050
03/05/30
(c)
22,106
TOTAL FOREIGN BONDS
(Cost $9,613,431)
9,514,192
a
Collateralized Mortgage Obligations – 2.1%
a
Alternative Loan Trust, Series 2005-38, Class A1 (Federal Reserve
US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
32,645 6.135
09/25/35
(a)
28,613
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1
259,278 5.903
12/25/68
(d)(e)
260,378
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(SOFR + 1.550%)
31,734 5.890
10/25/41
(a)(d)
31,881
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(SOFR + 1.650%)
42,000 5.990
12/25/41
(a)(d)
42,031
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1
(SOFR + 1.900%)
15,366 6.240
04/25/42
(a)(d)
15,468
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2
(SOFR + 3.000%)
36,000 7.340
04/25/42
(a)(d)
36,767
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(SOFR + 3.900%)
30,000 8.240
04/25/43
(a)(d)
31,818
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(SOFR + 1.800%)
100,000 6.140
01/25/44
(a)(d)
100,156
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(SOFR + 1.800%)
225,000 6.140
02/25/44
(a)(d)
225,862

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(SOFR + 1.950%)
$ 100,000 6.286%
03/25/44
(a)(d)
$ 100,358
FHLMC, Series 2021-DNA5, Class M2 (SOFR + 1.650%)
11,626 5.990
01/25/34
(a)(d)
11,671
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M1
(SOFR + 1.200%)
366,337 5.540
05/25/44
(a)(d)
366,611
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class M2
(SOFR + 2.000%)
125,000 6.340
03/25/44
(a)(d)
125,427
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1
(SOFR + 1.250%)
235,417 5.590
08/25/44
(a)(d)
235,983
J.P. Morgan Mortgage Trust, Series 2024-1, Class A4
184,043 6.000
06/25/54
(a)(d)
185,128
J.P. Morgan Mortgage Trust, Series 2024-1, Class A5
100,000 6.000
06/25/54
(a)(d)
101,130
JP Morgan Mortgage Trust, Series 2021-6, Class A3
82,725 2.500
10/25/51
(a)(d)
67,382
JP Morgan Mortgage Trust Series, Series 2024-4, Class A5A
150,000 6.000
10/25/54
(a)(d)
151,582
JP Morgan Mortgage Trust Series, Series 2024-VIS2, Class A1
703,390 5.853
11/25/64
(d)(e)
707,954
Verus Securitization Trust, Series 2021-7, Class A1
328,831 1.829
10/25/66
(d)(e)
292,033
Verus Securitization Trust, Series 2022-1, Class A3
222,942 3.288
01/25/67
(a)(d)
199,801
Verus Securitization Trust, Series 2023-INV3, Class A2
288,140 7.330
11/25/68
(a)(d)
293,091
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3,
Class A1
5,066 3.500
07/25/49
(a)(d)
4,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,621,576)
3,615,651
a
Foreign Government Securities – 1.3%
Regional (state/province) – 0.5%
Province of Quebec Canada
810,000 0.600
07/23/25
800,315
Sovereign – 0.8%
Chile Government International Bond
200,000 5.650
01/13/37
(c)
203,270
Indonesia Government International Bond
200,000 4.850
01/11/33
(c)
196,108
Mexico Government International Bond
400,000 3.250
04/16/30
(c)
361,600
110,000 1.450
10/25/33
(c)
90,635
200,000 4.280
08/14/41
(c)
152,056
Panama Government International Bond
200,000 6.875
01/31/36
(c)
192,717
Peruvian Government International Bond
50,000 3.230
07/28/21
(c)
26,873
Republic of Poland Government International Bond
120,000 5.125
09/18/34
(c)
118,997
Romanian Government International Bond
40,000 3.000
02/27/27
(d)
38,393
10,000 2.124
07/16/31
(d)
8,802
30,000 2.625
12/02/40
(d)
19,494
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Government Securities – (continued)
Sovereign – (continued)
Romanian Government International Bond – (continued)
$ 10,000 4.625%
04/03/49
(d)
$ 8,003
Romanian Government International Bond, EMTN
50,000 2.875
03/11/29
50,548
1,467,496
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $2,443,680)
2,267,811
a
U.S. Government Agency Securities – 1.3%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
422,693
230,000 3.300
05/19/32
216,549
130,000 3.500
09/01/32
123,006
600,000 2.850
03/28/34
530,845
340,000 3.080
03/30/37
291,885
Federal Home Loan Banks
250,000 3.375
09/10/32
234,582
430,000 4.750
12/10/32
441,718
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,451,655)
2,261,278
a
Municipal Bonds – 0.4%
California – 0.1%
State of California
105,000 7.625
03/01/40
(c)
126,301
Florida – 0.0%
State Board of Administration Finance Corp., Series A
70,000 2.154
07/01/30
(c)
61,977
Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
23,529 5.100
06/01/33
23,484
State of Illinois GO Bonds
78,571 7.350
07/01/35
(c)
85,214
108,698
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority, Series 2022-ELL, Class A3
140,000 4.275
02/01/36
135,255
Maryland – 0.1%
Maryland Economic Development Corp.
160,000 4.968
11/30/32
(c)
161,144
65,000 5.018
11/30/33
(c)
65,382
226,526
Ohio – 0.0%
American Municipal Power, Inc., Series E
95,000 6.270
02/15/50
(c)
98,657
TOTAL MUNICIPAL BONDS
(Cost $742,582)
757,414
a
U.S. Treasury Obligations – 26.0%
a
U.S. Treasury Bonds
1,640,000 3.125
(g)
11/15/41
1,370,425
1,550,000 2.750
(g)
08/15/42
1,209,727
2,310,000 2.750
(g)
11/15/42
1,796,025

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Bonds – (continued)
$ 450,000 4.000%
(g)
11/15/42
$ 419,766
560,000 3.875
(g)
05/15/43
511,262
100,000 4.375
(g)
08/15/43
97,469
480,000 3.125
(g)
05/15/48
373,575
480,000 3.000
(g)
08/15/48
364,425
510,000 2.375
(g)
11/15/49
337,317
610,000 2.000
(g)
02/15/50
369,145
480,000 2.375
(g)
05/15/51
313,875
170,000 2.000
(g)
08/15/51
101,230
1,288,400 4.000
(g)
11/15/52
1,161,976
1,130,000 4.750
(g)
11/15/53
1,155,072
U.S. Treasury Inflation Indexed Bonds
670,000 1.500
(g)
02/15/53
593,733
U.S. Treasury Notes
2,020,000 0.750
(g)
05/31/26
1,945,039
3,670,000 0.875
(g)
06/30/26
3,531,372
1,720,000 0.625
(g)
07/31/26
1,645,623
620,000 4.375
(g)
08/15/26
623,221
640,000 0.750
(g)
08/31/26
611,900
640,000 2.625
(g)
05/31/27
623,050
4,330,000 0.500
(g)
06/30/27
4,016,413
970,000 2.875
(g)
05/15/28
940,748
2,830,000 1.250
(g)
05/31/28
2,608,906
3,050,000 1.250
(g)
06/30/28
2,805,762
250,000 3.125
(g)
11/15/28
243,340
6,070,000 1.500
(g)
02/15/30
5,414,630
364,900 3.625
(g)
03/31/30
359,284
760,000 3.750
(g)
05/31/30
751,925
1,120,000 3.750
(g)
06/30/30
1,107,575
1,530,000 4.125
(g)
03/31/32
1,534,064
U.S. Treasury Strip Coupon
2,079,100 –
(g)
11/15/29
(h)
1,725,449
430,000 –
(g)
08/15/30
(h)
345,239
430,000 –
(g)
11/15/30
(h)
341,459
720,000 –
(g)
08/15/31
(h)
552,563
1,130,000 –
(g)
11/15/31
(h)
857,723
929,900 –
(g)
05/15/32
(h)
690,006
430,000 –
(g)
08/15/33
(h)
300,804
550,000 –
(g)
08/15/35
(h)
349,030
US Treasury Notes
1,510,000 4.000
(g)
03/31/30
1,512,949
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,644,808)
45,613,096
Shares
Dividend
Rate Value
aa a
Investment Company – 6.1%
(i)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
10,690,665 4.259% $ 10,690,665
(Cost $10,690,665)
TOTAL INVESTMENTS – 115.6%
(Cost $207,453,870)
$ 202,616,313
LIABILITIES IN EXCESS OF OTHER ASSETS
– (15.6)%
(27,350,923)
NET ASSETS – 100.0%
$ 175,265,390
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
March 31, 2025.
(b)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $32,742,080 which represents approximately 18.7% of the Fund’s net assets as of March 31, 2025.
(c)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
Step coupon.
(f)
When-issued security.
(g)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(h)
Zero coupon bond until next reset date.
(i)
Represents an affiliated issuer.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At March 31, 2025, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
SEK 2,188,146 USD 197,274 4/1/2025 $ 20,413
USD 235,903 CAD 338,782 4/8/2025 414
EUR 940,441 USD 971,077 4/9/2025 46,207
USD 806,835 EUR 743,283 4/9/2025 2,819
CHF 185,548 USD 206,841 5/8/2025 3,797
GBP 156,808 USD 202,326 6/4/2025 218
USD 217,147 SEK 2,165,227 6/26/2025 646
TOTAL
$ 74,514
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
USD 192,773 SEK 2,138,217 4/1/2025 (19,947)
CAD 258,504 USD 180,004 4/8/2025 (316)
USD 1,431,575 EUR 1,382,998 4/9/2025 (64,426)
USD 202,253 CHF 181,432 5/8/2025 (3,713)
USD 260,751 GBP 202,089 6/4/2025 (281)
SEK 2,582,021 USD 258,947 6/26/2025 (771)
TOTAL
$ (89,454)
FORWARD SALES CONTRACTS
— At March 31, 2025, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 4.500 % TBA-30yr 04/15/55 $ (6,000,000) $ (5,741,953)
Federal National Mortgage Association 6.500 TBA-30yr 04/15/55 (5,000,000) (5,156,642)
Government National Mortgage Association 3.000 TBA-30yr 04/15/55 (1,000,000) (886,196)
Government National Mortgage Association 4.500 TBA-30yr 04/15/55 (1,000,000) (959,552)
Total (Proceed Receivable $12,733,398)
$ (12,744,343)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
ICE 3 Month SONIA Index Future 22 03/17/26 $ 6,825,063 $ 861
LONG GILT FUTURE JUN25 5 06/26/25 591,816 (4,798)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
U.S. Treasury 10 Year Note 13 06/18/25 $ 1,448,484 $ 991
U.S. Treasury 10 Year Ultra Note 12 06/18/25 1,373,063 11,040
U.S. Treasury 5 Year Note 163 06/30/25 17,648,570 50,487
U.S. Treasury Long Bond 31 06/18/25 3,648,312 19,333
U.S. Treasury Ultra Bond 66 06/18/25 8,109,750 96,902
Total
$ 174,816
Short position contracts:
Euro Bund Future (1) 06/06/25 (139,239) 3,378
U.S. Treasury 2 Year Note (46) 06/30/25 (9,532,781) (4,601)
Total
$ (1,223)
Total Futures Contracts
$ 173,593
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit Spread at
March 31, 2025
(a)
Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
ICE CDX Investment Grade Index
(b)
1.000% 1.9376% 12/20/2028 1,425 $ 27,611 $ 18,857 $ 8,754
ICE CDX Investment Grade Index
(b)
1.000% 1.9346 06/20/2029 7,708 149,119 136,506 12,613
ICE CDX Investment Grade Index
(b)
1.000% 1.8926 12/20/2029 9,025 170,811 197,929 (27,118)
Chile Government International Bond
(b)
1.000% 1.8286 06/20/2030 90 1,646 1,733 (87)
ICE CDX Investment Grade Index
(b)
1.000% 1.8102 06/20/2030 1,800 32,583 36,152 (3,569)
Indonesia Government International
Bond
(b)
1.000% 0.1766 06/20/2030 200 353 1,140 (787)
Philippine Government International
Bond
(b)
1.000% 1.0751 06/20/2030 200 2,150 2,461 (311)
TOTAL $ 384,273 $ 394,778 $ (10,505)
(a)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)
Payments made quarterly.
SWAP CONTRACTS
— At March 31, 2025, the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day SOFR
(b)
3.500% 4/19/2025 USD 250 $ 140 $ (233) $ 373
3.851%
(b)
1 Day SOFR 3/31/2027 USD 1,440 4,878 – 4,878
3.851
(b)
1 Day SOFR 3/31/2027 USD 23,030 77,968 39,114 38,854
3.000
(c)
CORRA 6/18/2027 CAD 540 5,055 4,226 829
2.500
(b)
1 Day ESTRON 6/18/2027 EUR 160 1,115 726 389
1 Day SONIO
(b)
3.750 6/18/2027 GBP 70 397 – 397
1 Day SONIO
(b)
3.500 6/18/2027 GBP 670 7,845 – 7,845
4.000
(b)
6 Month NIBOR 6/18/2027 NOK 19,870 (10,674) – (10,674)
1 Day SOFR
(b)
3.250 6/18/2027 USD 850 6,076 – 6,076
1 Day SOFR
(b)
3.500 6/18/2027 USD 420 1,007 – 1,007
1 Day ESTRON
(b)
2.180 11/20/2027 EUR 36,250 43,689 (18,984) 62,673
2.143
(b)
1 Day ESTRON 11/20/2027 EUR 36,250 (35,956) 19,599 (55,555)
2.500
(b)
1 Day ESTRON 5/14/2028 EUR 1,202 5,116 – 5,116
1 Day SONIO
(b)
3.500 6/18/2028 GBP 30 498 – 498
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
2.325%
(b)
1 Day ESTRON 2/25/2029 EUR 2,301 $ (6,386) $ 827 $ (7,213)
1 Day SOFR
(b)
3.799% 8/31/2029 USD 22,270 (165,586) (67,060) (98,526)
3.500
(b)
1 Day SONIO 6/18/2030 GBP 640 (17,890) – (17,890)
12 Month BOJDTR
(b)
0.750 6/18/2030 JPY 671,000 71,313 – 71,313
4.000
(b)
6 Month NIBOR 6/18/2030 NOK 8,130 (3,937) – (3,937)
2.500
(b)
3 Month STIBOR 6/18/2030 SEK 5,830 (5,274) – (5,274)
1 Day SOFR
(b)
3.822 1/31/2032 USD 3,620 (32,991) (4,708) (28,283)
12 Month BOJDTR
(b)
1.295 8/2/2034 JPY 654,210 42,882 (2,598) 45,480
1 Day SOFR
(b)
3.864 11/15/2034 USD 1,390 (14,122) (1,275) (12,847)
3.000
(b)
1 Day ESTRON 3/28/2035 EUR 1,160 2,719 1,494 1,225
6 Month BBSW
(c)
4.250 6/18/2035 AUD 640 2,289 – 2,289
CORRA
(c)
3.000 6/18/2035 CAD 400 (5,804) (5,075) (729)
2.500
(b)
1 Day ESTRON 6/18/2035 EUR 130 (2,106) – (2,106)
3.500
(b)
1 Day SONIO 6/18/2035 GBP 150 (10,492) – (10,492)
4.000
(b)
6 Month NIBOR 6/18/2035 NOK 910 (664) – (664)
4.250
(c)
3 Month NZD BKBM 6/18/2035 NZD 440 2,093 1,281 812
2.750
(b)
3 Month STIBOR 6/18/2035 SEK 6,330 (11,280) – (11,280)
1 Day SOFR
(b)
3.250 6/18/2035 USD 460 19,122 – 19,122
1 Day SONIO
(b)
4.250 9/7/2037 GBP 520 1,008 (5,144) 6,152
3.000
(b)
1 Day ESTRON 1/25/2039 EUR 1,510 (4,813) 11,040 (15,853)
1 Day ESTRON
(b)
3.000 3/28/2040 EUR 1,450 3,497 – 3,497
1 Day ESTRON
(b)
2.500 1/25/2044 EUR 3,620 40,171 (11,266) 51,437
2.160
(b)
12 Month BOJDTR 8/2/2044 JPY 830,010 (81,386) 444 (81,830)
2.500
(b)
1 Day ESTRON 6/18/2045 EUR 300 (13,167) – (13,167)
2.000
(b)
1 Day ESTRON 1/25/2049 EUR 2,140 (26,220) 3,936 (30,156)
1 Day ESTRON
(b)
2.000 5/17/2053 EUR 428 21,514 (1,269) 22,783
1 Day ESTRON
(b)
2.500 11/10/2053 EUR 719 502 (38,103) 38,605
2.530
(b)
1 Day ESTRON 3/19/2056 EUR 460 (2,897) – (2,897)
1 Day ESTRON
(b)
2.610 3/19/2056 EUR 460 3,120 – 3,120
1 Day ESTRON
(b)
2.000 6/18/2075 EUR 180 25,434 – 25,434
TOTAL $ (62,197) $ (73,028) $ 10,831
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2025.
(b)
Payments made annually.
(c)
Payments made semi-annually.
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At March 31, 2025, the
Portfolio
had the following purchased and written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
3M IRS
Bank of
America N.A EUR 2.25 03/09/2027 1,570,000 $ 1,570,000 $ 11,408 $ 10,161 $ 1,247
3M IRS
JPMorgan
Chase & Co. 2.46 09/09/2025 1,090,000 1,090,000 4,814 3,870 944
2,660,000 $ 2,660,000 $ 16,222 $ 14,031 $ 2,191
Total purchased option contracts 2,660,000 $ 2,660,000 $ 16,222 $ 14,031 $ 2,191
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
3M IRS
Bank of
America N.A EUR 2.35 03/09/2027 (150,000) $ (150,000) $ (8,667) $ (10,313) $ 1,646
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
3M IRS
JPMorgan
Chase & Co. EUR 2.20 09/09/2025 (100,000) $ (100,000) $ (2,724) $ (3,765) $ 1,041
(250,000) $ (250,000) $ (11,391) $ (14,078) $ 2,687
Total written option contracts (250,000) $ (250,000) $ (11,391) $ (14,078) $ 2,687
Abbreviations:
3M IRS — 3 Months Interest Rate Swaptions
ADDITIONAL INVESTMENT INFORMATION ( continued )

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the
Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2025:
Core Fixed Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 15,284,373 $ —
Collateralized Mortgage Obligations — 3,615,651 —
Commercial Mortgage-Backed Securities — 11,094,957 —
Corporate Bond — 41,792,611 —
Foreign Bond — 9,514,192 —
Foreign Government Securities 800,315 1,467,496 —
Mortgage-Backed Securities — 59,724,265 —
Municipal Bond — 757,414 —
U.S. Government Agency Securities — 2,261,278 —
U.S. Treasury Obligations 45,613,096 — —
Investment Company 10,690,665 — —
Total
$ 57,104,076 $ 145,512,237 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (12,744,342) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Credit Default Swap Contracts
(a)
$ — $ 21,367 $ —
Forward Foreign Currency Exchange Contracts
(a)
— 74,514 —
Futures Contracts
(a)
182,992 — —
Interest Rate Swap Contracts
(a)
— 420,204 —
Purchased Options Contracts 16,222 — —
Total
$ 199,214 $ 516,085 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Credit Default Swap Contracts
(a)
$ — $ (31,872) $ —
Forward Foreign Currency Exchange Contracts
(a)
— (89,454) —
Futures Contracts
(a)
(9,399) — —
Interest Rate Swap Contracts
(a)
— (409,373) —
Written Options Contracts (11,391) — —
Total
$ (20,790) $ (530,699) $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mortgage-Backed and Other Asset-Backed Securities — Mortgage-related and other asset-backed securities are subject to credit/
default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)